UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

FORM N-Q

DECEMBER 31, 2017

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited)	December 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.1%
Hella GmbH & Co. KGaA	32,580	$2,015,913	(a)

Diversified Consumer Services - 0.4%
AcadeMedia AB	92,709	731,666	*(a)(b)

Hotels, Restaurants & Leisure - 2.4%
Elegant Hotels Group PLC	972,130	1,179,043	(a)
Ladbrokes Coral Group PLC	713,576	1,745,345	(a)
Melco International Development Ltd.	524,439	1,538,284	(a)

Total Hotels, Restaurants & Leisure		4,462,672

Household Durables - 1.6%
Even Construtora e Incorporadora SA	599,340	1,032,382	*(a)
TomTom NV	195,580	1,935,934	*(a)

Total Household Durables		2,968,316

Internet & Direct Marketing Retail - 2.4%
CJ O Shopping Co., Ltd.	10,376	2,237,395	(a)
eDreams ODIGEO SA	398,500	2,280,006	*(a)

Total Internet & Direct Marketing Retail		4,517,401

Media - 2.9%
Entertainment One Ltd.	451,000	1,975,000	(a)
KT Skylife Co., Ltd.	128,549	1,615,083	(a)
Modern Times Group MTG AB, Class B Shares	41,520	1,744,984	(a)

Total Media		5,335,067

Specialty Retail - 1.3%
Kathmandu Holdings Ltd.	865,730	1,491,815	(a)
Roots Corp.	111,240	997,355	*

Total Specialty Retail		2,489,170

Textiles, Apparel & Luxury Goods - 2.3%
361 Degrees International Ltd.	4,375,809	1,511,282	(a)
Hosa International Ltd.	4,164,493	1,406,822	(a)
Ted Baker PLC	38,816	1,415,033	(a)

Total Textiles, Apparel & Luxury Goods		4,333,137

TOTAL CONSUMER DISCRETIONARY		26,853,342

CONSUMER STAPLES - 5.0%
Food & Staples Retailing - 0.9%
MARR SpA	66,580	1,717,645	(a)

Food Products - 2.5%
Grupo Lala SAB de CV	199,007	279,749
Nomad Foods Ltd.	122,510	2,071,644	*
Wessanen	111,560	2,299,402	(a)

Total Food Products		4,650,795

Personal Products - 1.4%
Chlitina Holding Ltd.	228,725	1,157,762	(a)
Ontex Group NV	43,850	1,448,654	(a)

Total Personal Products		2,606,416

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Tobacco - 0.2%
PT Wismilak Inti Makmur Tbk	18,531,055	$396,256	(a)

TOTAL CONSUMER STAPLES		9,371,112

ENERGY - 2.8%
Energy Equipment & Services - 0.9%
Shinko Plantech Co., Ltd.	155,201	1,645,426	(a)

Oil, Gas & Consumable Fuels - 1.9%
QGEP Participacoes SA	550,060	1,778,131	(a)
Soco International PLC	551,370	828,795	(a)
TransGlobe Energy Corp.	640,819	968,621	*

Total Oil, Gas & Consumable Fuels		3,575,547

TOTAL ENERGY		5,220,973

FINANCIALS - 12.7%
Banks - 3.8%
Atlas Mara Ltd.	154,510	362,435	*(a)
Banca Sistema SpA	519,780	1,412,830	(a)(b)
Permanent TSB Group Holdings PLC	351,300	948,412	*(a)
PT Bank Pembangunan Daerah Banten Tbk	100,377,970	369,921	*(a)
PT Bank Pembangunan Daerah Jawa Timur Tbk	17,277,900	903,524	(a)
RHB Capital Berhad	767,000	947,002	(a)
San-In Godo Bank Ltd.	150,700	1,453,320	(a)
Yamanashi Chuo Bank Ltd.	162,399	707,762	(a)

Total Banks		7,105,206

Capital Markets - 8.1%
Anima Holding SpA	216,560	1,546,704	(a)(b)
Ashmore Group PLC	170,090	930,099	(a)
Azimut Holding SpA	72,680	1,390,289	(a)
Fairfax India Holdings Corp.	49,750	746,250	*(b)
GCA Corp.	162,597	1,628,140	(a)
Hellenic Exchanges - Athens Stock Exchange SA Holding	148,770	939,165	(a)
Ichiyoshi Securities Co., Ltd.	96,449	1,099,478	(a)
JAFCO Co., Ltd.	39,526	2,278,643	(a)
KIWOOM Securities Co., Ltd.	17,481	1,429,447	(a)
Man Group PLC	694,860	1,934,031	(a)
OM Asset Management PLC	75,100	1,257,925

Total Capital Markets		15,180,171

Insurance - 0.8%
UNIQA Insurance Group AG	133,630	1,413,677	(a)

TOTAL FINANCIALS		23,699,054

HEALTH CARE - 2.0%
Health Care Providers & Services - 0.8%
Qualicorp SA	157,970	1,474,005	(a)

Pharmaceuticals - 1.2%
Livzon Pharmaceutical Group Inc., Class H Shares	98,241	775,396	(a)
Luye Pharma Group Ltd.	1,940,820	1,532,502	(a)

Total Pharmaceuticals		2,307,898

TOTAL HEALTH CARE		3,781,903

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
INDUSTRIALS - 29.6%
Air Freight & Logistics - 1.0%
SBS Holdings Inc.	193,694	$1,940,662	(a)

Building Products - 2.0%
Inwido AB	85,150	869,918	(a)
Tarkett SA	39,220	1,643,792	(a)
Tyman PLC	248,510	1,219,818	(a)

Total Building Products		3,733,528

Commercial Services & Supplies - 1.7%
Elis SA	34,880	962,920	(a)
Renewi PLC	1,612,272	2,248,859	(a)

Total Commercial Services & Supplies		3,211,779

Construction & Engineering - 0.5%
Morgan Sindall Group PLC	51,120	984,064	(a)

Electrical Equipment - 1.8%
Nexans SA	16,990	1,039,915	(a)
Philips Lighting NV	40,960	1,503,435	(a)(b)
Vitzrocell Co., Ltd.	92,337	733,849	*(a)(c)

Total Electrical Equipment		3,277,199

Machinery - 11.4%
Bucher Industries AG, Registered Shares	2,390	969,129	(a)
CIMC Enric Holdings Ltd.	1,838,694	1,544,229	*(a)
CKD Corp.	91,067	2,046,756	(a)
CRCC High-Tech Equipment Corp. Ltd., Class H Shares	2,959,207	706,187	(a)
Doosan Bobcat Inc.	42,004	1,404,879	(a)
Ebara Corp.	35,521	1,354,570	(a)
Kato Works Co., Ltd.	43,567	1,322,630	(a)
Kurita Water Industries Ltd.	47,789	1,552,546	(a)
Luxfer Holdings PLC	107,330	1,695,814
Makino Milling Machine Co., Ltd.	124,957	1,266,014	(a)
Meidensha Corp.	301,670	1,248,021	(a)
Skellerup Holdings Ltd.	715,780	938,817	(a)
Tadano Ltd.	165,306	2,746,097	(a)
Takeuchi Manufacturing Co., Ltd.	66,359	1,577,287	(a)
Vesuvius PLC	107,140	840,778	(a)

Total Machinery		21,213,754

Marine - 1.6%
D/S Norden A/S	104,860	1,958,182	*(a)
Star Bulk Carriers Corp.	88,190	993,019	*

Total Marine		2,951,201

Professional Services - 6.0%
Applus Services SA	176,830	2,392,719	(a)
McMillan Shakespeare Ltd.	73,970	997,712	(a)
Outsourcing Inc.	169,835	3,092,876	(a)
Quick Co., Ltd.	71,894	1,136,803	(a)
SThree PLC	210,620	1,042,101	(a)
TechnoPro Holdings Inc.	45,778	2,486,831	(a)

Total Professional Services		11,149,042

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Road & Rail - 0.9%
Europcar Groupe SA	145,120	$1,780,943	(a)(b)

Trading Companies & Distributors - 1.2%
Lumax International Corp., Ltd.	535,102	1,004,036	(a)
Nishio Rent All Co., Ltd.	39,409	1,277,474	(a)

Total Trading Companies & Distributors		2,281,510

Transportation Infrastructure - 1.5%
Shenzhen International Holdings Ltd.	670,764	1,277,412	(a)
Yuexiu Transport Infrastructure Ltd.	1,967,316	1,444,861	(a)

Total Transportation Infrastructure		2,722,273

TOTAL INDUSTRIALS		55,245,955

INFORMATION TECHNOLOGY - 8.7%
Electronic Equipment, Instruments & Components - 3.0%
Datalogic SpA	24,020	886,318	(a)
DiscoverIE Group PLC	250,860	1,248,737	(a)
Laird PLC	678,940	1,258,462	(a)
Technovator International Ltd.	4,318,290	1,337,291	*(a)
Wasion Group Holdings Ltd.	1,590,476	777,484	(a)

Total Electronic Equipment, Instruments & Components		5,508,292

Internet Software & Services - 0.6%
DeNA Co., Ltd.	52,708	1,086,942	(a)

IT Services - 3.4%
Equiniti Group PLC	433,065	1,669,394	(a)(b)
Indra Sistemas SA	106,763	1,458,418	*(a)
Sword Group	21,981	891,325	(a)
Zuken Inc.	143,306	2,419,002	(a)

Total IT Services		6,438,139

Semiconductors & Semiconductor Equipment - 1.3%
Ambarella Inc.	24,010	1,410,588	*
Viatron Technologies Inc.	53,618	1,033,941	(a)

Total Semiconductors & Semiconductor Equipment		2,444,529

Technology Hardware, Storage & Peripherals - 0.4%
Spigen Korea Co., Ltd.	18,463	781,623	(a)

TOTAL INFORMATION TECHNOLOGY		16,259,525

MATERIALS - 11.7%
Chemicals - 3.0%
Denka Co., Ltd.	45,680	1,827,824	(a)
Green Seal Holding Ltd.	366,598	795,939	(a)
Kemira OYJ	137,390	1,892,898	(a)
Ube Industries Ltd.	35,476	1,044,129	(a)

Total Chemicals		5,560,790

Construction Materials - 2.4%
Cementir Holding SpA	176,520	1,598,215	(a)
Low & Bonar PLC	1,620,320	1,191,288	(a)
Wienerberger AG	72,230	1,745,925	(a)

Total Construction Materials		4,535,428

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY	SHARES	VALUE
Containers & Packaging - 1.6%
Greatview Aseptic Packaging Co., Ltd.	4,138,914	$3,015,642	(a)

Metals & Mining - 4.0%
APERAM	17,340	892,576	(a)
Centamin PLC	652,420	1,392,114	(a)
Centerra Gold Inc.	296,180	1,517,422	*
Granges AB	89,910	923,213	(a)
Novagold Resources Inc.	402,610	1,582,254	*
Outokumpu OYJ	118,610	1,100,824	(a)

Total Metals & Mining		7,408,403

Paper & Forest Products - 0.7%
Duratex SA	465,790	1,290,341	(a)

TOTAL MATERIALS		21,810,604

REAL ESTATE - 9.1%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Grivalia Properties REIC AE	108,900	1,205,288	(a)
Lar Espana Real Estate Socimi SA	161,070	1,715,442	(a)
LondonMetric Property PLC	268,743	674,465	(a)
Mapletree Logistics Trust	1,434,291	1,415,467	(a)

Total Equity Real Estate Investment Trusts (REITs)		5,010,662

Real Estate Management & Development - 6.4%
Aroundtown SA	192,620	1,483,560	(a)
Ascendas India Trust	1,379,490	1,185,906	(a)
Investors Cloud Co., Ltd.	79,875	1,186,606	(a)
Kenedix Inc.	163,140	994,247	(a)
Leopalace21 Corp.	197,878	1,538,678	(a)
publity AG	32,200	1,342,122	(a)
Samty Co., Ltd.	97,646	1,456,361	(a)
Sun Frontier Fudousan Co., Ltd.	180,631	2,051,512	(a)
Supalai PCL	992,310	721,625	(a)

Total Real Estate Management & Development		11,960,617

TOTAL REAL ESTATE		16,971,279

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
China Communications Services Corp., Ltd., Class H Shares	1,477,900	988,502	(a)

UTILITIES - 1.1%
Independent Power and Renewable Electricity Producers - 1.1%
China Datang Corp. Renewable Power Co., Ltd., Class H Shares	9,637,190	1,146,909	(a)
Huadian Fuxin Energy Corp., Ltd., Class H Shares	3,369,840	823,761	(a)

TOTAL UTILITIES		1,970,670

TOTAL COMMON STOCKS (Cost - $146,264,307)		182,172,919

INVESTMENTS IN UNDERLYING FUNDS - 0.6%
Vietnam Enterprise Investments Ltd., Class C Shares (Cost - $724,408)	191,590	1,142,495	*(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL SMALL CAP FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2017

SECURITY			SHARES	VALUE
PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Alpargatas SA (Cost - $806,072)			214,200	$1,122,596	(a)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Supalai Public Co. (Cost - $121,472)		10/19/18	248,077	146,151	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $147,916,259)				184,584,161

	RATE		SHARES
SHORT-TERM INVESTMENTS - 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $2,110,852)	1.157%		2,110,852	2,110,852

TOTAL INVESTMENTS - 100.0% (Cost - $150,027,111)				186,695,013
Other Assets in Excess of Liabilities - 0.0%				63,512

TOTAL NET ASSETS - 100.0%				$186,758,525

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued using significant unobservable inputs (See Note 1).

Abbreviation used in this schedule:

REIC	— Real Estate Investment Company
REIT	— Real Estate Investment Trust

At December 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	5,722,131	USD	50,848	State Street Bank & Trust Co.	1/9/18	$(53)

Abbreviations used in this table:

JPY	— Japanese Yen
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$997,355	$25,855,987	—	$26,853,342
Consumer Staples	2,351,393	7,019,719	—	9,371,112
Energy	968,621	4,252,352	—	5,220,973
Financials	2,004,175	21,694,879	—	23,699,054
Health Care	—	3,781,903	—	3,781,903
Industrials	2,688,833	51,823,273	$733,849	55,245,955
Information Technology	1,410,588	14,848,937	—	16,259,525
Materials	3,099,676	18,710,928	—	21,810,604
Real Estate	—	16,971,279	—	16,971,279
Telecommunication Services	—	988,502	—	988,502
Utilities	—	1,970,670	—	1,970,670
Investments in Underlying Funds	—	1,142,495	—	1,142,495
Preferred Stocks	—	1,122,596	—	1,122,596
Warrants	146,151	—	—	146,151

Total Long-Term Investments	$13,666,792	$170,183,520	$733,849	$184,584,161

Short-Term Investments†	2,110,852	—	—	2,110,852

Total Investments	$15,777,644	$170,183,520	$733,849	$186,695,013

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$53	—	$53

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2017, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2017, securities valued at $169,461,895 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

At December 31, 2017, securities valued at $146,151 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 23, 2018